Contingencies (Details) $ in Millions, $ in Millions, $ in Millions			1 Months Ended				6 Months Ended			12 Months Ended
	Aug. 09, 2021 USD ($)	Aug. 09, 2021 CAD ($)	Aug. 31, 2020 USD ($)	Aug. 31, 2020 CAD ($)	Oct. 31, 2019 USD ($)	Oct. 31, 2019 CAD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Jun. 30, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Aug. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 MXN ($)	Oct. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Contingencies
Income taxes paid							$ 51.3		$ 33.5
Tax Year 2016 Through 2020 | Canada
Contingencies
Contingent liability recorded																						$ 5.2
Tax Year 2016 Through 2020 | Barbados
Contingencies
Provincial income taxes assessed							$ 140.6
Canada Revenue Agency Reassessment Action | Canada
Contingencies
Proposed increase in taxonable income	$ 31.9
Provincial income taxes assessed	$ 8.1	$ 10.0
Canada Revenue Agency Reassessment Action | Mexico
Contingencies
Percentage of security deposit for notice of objection against reassessment							50.00%										50.00%
Canada Revenue Agency Reassessment Action | Reassessment for the 2014 and 2015 taxation years | Canada
Contingencies
Provincial income taxes assessed					$ 1.1	$ 1.4
Canada Revenue Agency Reassessment Action | Reassessment for the 2014 and 2015 taxation years | Mexico
Contingencies
Provincial income taxes assessed													$ 11.7	$ 14.5
Canada Revenue Agency Reassessment Action | Reassessment for the 2014 and 2015 taxation years | Barbados
Contingencies
Provincial income taxes assessed							$ 5.4	$ 6.7
Percentage of security deposit for notice of objection against reassessment										50.00%								50.00%
Canada Revenue Agency Reassessment Action | Reassessment for the 2013 and 2014 and 2015 taxation years | Mexico
Contingencies
Contingent liability recorded							8.3										$ 10.3
Provincial income taxes assessed							20.4	25.3
Canada Revenue Agency Reassessment Action | Tax Year 2016 Through 2020 | Canada
Contingencies
Provincial income taxes assessed					34.6	$ 42.8
Canada Revenue Agency Reassessment Action | Tax Year 2016 Through 2020 | Mexico
Contingencies
Provincial income taxes assessed							3.7	4.6		$ 3.7	$ 4.6
Income taxes paid										$ 3.8		$ 71.0
Tax rate (as a percent)										30.00%	30.00%	30.00%
Canada Revenue Agency Reassessment Action | Tax Year 2016 Through 2020 | Barbados
Contingencies
Provincial income taxes assessed							140.6	174.2
Canada Revenue Agency Reassessment Action | Tax Year 2016 | Canada
Contingencies
Provincial income taxes assessed							8.1	10.0
Canada Revenue Agency Reassessment Action | Tax Year 2017 Through 2020 | Canada
Contingencies
Provincial income taxes assessed							26.5	32.8
Canada Revenue Agency Reassessment Action | Tax Year 2013 Through 2015
Contingencies
Contingent liability recorded													$ 30.3								$ 419.4
Tax rate (as a percent)													30.00%	30.00%
Canada Revenue Agency Reassessment Action | 2013 taxation year | Mexico
Contingencies
Provincial income taxes assessed															$ 8.7	$ 10.8
Canada Revenue Agency Reassessment Action | Reassessment for the 2012 and 2013
Contingencies
Percentage of security deposit for notice of objection against reassessment			50.00%																50.00%
Canada Revenue Agency Reassessment Action | Reassessment for the 2012 and 2013 | Barbados
Contingencies
Provincial income taxes assessed			$ 6.2	$ 7.7			6.2	$ 7.7
Canada Revenue Agency Transfer Pricing Contingent Penalty | Reassessment for the 2014 and 2015 taxation years | Barbados
Contingencies
Contingent liability recorded							2.0										2.5
Canada Revenue Agency Transfer Pricing Contingent Penalty | Reassessment for the 2013 and 2014 and 2015 taxation years | Mexico
Contingencies
Contingent liability recorded										$ 8.3								$ 10.3
Canada Revenue Agency Transfer Pricing Contingent Penalty | Tax Year 2016 Through 2020 | Mexico
Contingencies
Contingent liability recorded							1.4			1.4							1.7	1.7
Canada Revenue Agency Transfer Pricing Contingent Penalty | Tax Year 2016 Through 2020 | Barbados
Contingencies
Contingent liability recorded							52.9										65.6
Canada Revenue Agency Transfer Pricing Contingent Penalty | Reassessment for the 2012 and 2013 | Barbados
Contingencies
Contingent liability recorded			$ 2.7
Canada Revenue Agency interest and other penalties | Reassessment for the 2014 and 2015 taxation years | Canada
Contingencies
Contingent liability recorded					0.2																	0.2
Canada Revenue Agency interest and other penalties | Reassessment for the 2014 and 2015 taxation years | Barbados
Contingencies
Contingent liability recorded							2.0										2.5
Canada Revenue Agency interest and other penalties | Reassessment for the 2013 and 2014 and 2015 taxation years | Mexico
Contingencies
Contingent liability recorded							8.2										10.3
Canada Revenue Agency interest and other penalties | Tax Year 2016 Through 2020 | Canada
Contingencies
Contingent liability recorded					$ 5.2																	$ 6.4
Canada Revenue Agency interest and other penalties | Tax Year 2016 Through 2020 | Mexico
Contingencies
Contingent liability recorded							1.0			$ 1.0							1.2	$ 1.2
Canada Revenue Agency interest and other penalties | Tax Year 2016 Through 2020 | Barbados
Contingencies
Contingent liability recorded							14.6										18.1
Canada Revenue Agency interest and other penalties | 2013 taxation year | Mexico
Contingencies
Contingent liability recorded													$ 4.5		$ 3.8					$ 5.6			$ 4.7
Canada Revenue Agency interest and other penalties | Reassessment for the 2012 and 2013 | Barbados
Contingencies
Contingent liability recorded							$ 2.7										$ 3.4		$ 3.4